NON CASH TRANSACTIONS	12 Months Ended
Feb. 28, 2013
NON CASH TRANSACTIONS [Text Block]

NOTE 10 – NON CASH TRANSACTIONS

The Company incurred the following non-cash transactions that are not reflected in the statements of cash flows:

	Year ended
	February 28,	February 29,
	2013	2012
Fair value of shares issued on acquisition of unproven mineral properties	$485,822	$669,384